Equity - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) vote shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares	457,106,453	456,235,032	454,645,510
Issue of shares during the year	€ 14	€ 28	€ 14
Equity	7,447	7,210	6,025	€ 6,156
Restricted Stock Units and Performance Share Units
Disclosure of classes of share capital [line items]
Dividends accrued	€ 3	€ 1	€ 1
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued related to share-based payments awards (in shares) | shares	871,421	1,589,522	1,310,833
Number of shares cancelled (in shares) | shares	0		3,065,200
Equity	€ 5	€ 5	€ 5	5
Share premium
Disclosure of classes of share capital [line items]
Issue of shares during the year	14	28	14
Equity	234	220	192	178
Merger reserves
Disclosure of classes of share capital [line items]
Equity	€ 287	€ 287	€ 287	€ 287
Ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote	1